General and Administrative Expenses by Nature of Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Genral And Administrative Expenses [Line Items]
Depreciation	$ 1,563	$ 1,964
Office, operating and non-operating overheads	12,448	9,468
Restructuring costs	1,353
Total General and Administrative Expenses	10,942	7,514
Corporate Level [Member]
Genral And Administrative Expenses [Line Items]
Depreciation	89	84
Amortization of intangible assets	13	13
Business development and investor relations	567	419
Office, operating and non-operating overheads	682	603
Professional	433	647
Regulatory	309	159
Restructuring costs	1,353	0
Salaries and contractors	2,112	1,416
Share-based compensation	2,305	914
Travel	301	220
Expenses, by nature	8,164	4,475
Environmental Services [Member]
Genral And Administrative Expenses [Line Items]
Depreciation	19	32
Amortization of intangible assets	59	98
Business development and investor relations	164	75
Office, operating and non-operating overheads	756	748
Professional	29	39
Salaries and contractors	1,657	1,837
Share-based compensation	0	161
Travel	94	49
Expenses, by nature	2,778	3,039
Total General and Administrative Expenses	$ 10,942	$ 7,514